As filed with the Securities and Exchange Commission on June 27, 2013

Securities Act File No. 333-

Investment Company Act File No. 811-22353

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-2

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

AND

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 2

Grosvenor Registered Multi-Strategy Fund (T1 2), LLC

(Exact name of Registrant as specified in charter)

900 North Michigan Avenue, Suite 1100

Chicago, Illinois 60611

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: (312) 506-6500

Scott J. Lederman Grosvenor Registered Multi-Strategy Funds 900 North Michigan Avenue Suite 1100 Chicago, Illinois 60611	George J. Zornada, Esq. K&L Gates LLP State Street Financial Center One Lincoln Street Boston, Massachusetts 02111-2950

(Name and address of agent for service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box:  ☒

It is proposed that this filing will become effective when declared effective pursuant to Section 8(c) of the Securities Act of 1933.

Calculation of Registration Fee under the Securities Act of 1933

TITLE OF SECURITIES BEING REGISTERED	AMOUNT BEING REGISTERED(2)	PROPOSED MAXIMUM OFFERING PRICE PER UNIT(1)(2)	PROPOSED MAXIMUM AGGREGATE OFFERING PRICE(2)	AMOUNT OF REGISTRATION FEE
Shares of beneficial interest	96,847.6102	$1,032.55	$100,000,000	$13,640

(1)	Registrant’s net asset value per share of beneficial interest as of April 30, 2013.
(2)	Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933, OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE SECURITIES AND EXCHANGE COMMISSION, ACTING PURSUANT TO SECTION 8(A), MAY DETERMINE.

Grosvenor Registered Multi-Strategy Master Fund, LLC as the Master Fund in which the Registrant invests substantially all of its assets, has also executed this Registration Statement.